Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Golden Arrow Merger Corp. (the “Company”) is a blank check company incorporated in Delaware on December 31, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

On October 4, 2023, Beam Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of the Company, was formed. As of June 30, 2024, there has been no activity for Merger Sub.

As of June 30, 2024, the Company had not commenced any operations. All activity through June 30, 2024 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on March 16, 2021. On March 19, 2021, the Company consummated the Initial Public Offering of 25,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $250,000,000 which is described in Note 3. On May 6, 2021, the Company sold 3,750,000 additional Units (the “Additional Units”) at $10.00 per Additional Unit, generating additional gross proceeds of $37,500,000, which is also described in Note 3. The Additional Units were identical to the Units sold pursuant to the Initial Public Offering.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,500,000 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Golden Arrow Sponsor, LLC (the “Sponsor”), generating gross proceeds of $6,750,000, which is described in Note 4.

Transaction costs amounted to $16,309,469, consisting of $5,750,000 in cash underwriting fees, $10,062,500 of deferred underwriting fees and $496,969 of other offering costs.

Following the closing of the Initial Public Offering on March 19, 2021, an amount of $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), located in the United States and, until March 2023, was invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below. Following the First Extension (described below), the Company instructed the trustee with respect to the Trust Account to liquidate the U.S. government treasury obligations or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in an interest-bearing demand deposit account at a bank until the earlier of consummation of an initial business combination or liquidation of the Company.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding any deferred underwriting fees and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will only proceed with a Business Combination if when the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Certificate of Incorporation will provide that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to the Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemptions in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to stockholders’ rights or pre-business combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until September 19, 2024 (the “Extended Date”) to complete a Business Combination (the “Combination Period”), subject to the Nasdaq Deadline discussed above. If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On March 18, 2024, the Company received a notice from the staff of the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that unless the Company timely requests a hearing before the Nasdaq Hearings Panel (the “Panel”), trading of the Company’s securities on The Nasdaq Capital Market would be suspended at the opening of business on March 27, 2024, due to the Company’s non-compliance with Nasdaq IM-5101-2, which requires that a special purpose acquisition company complete one or more business combinations within 36 months of the effectiveness of its registration statement in connection with its initial public offering.

The Company timely requested a hearing before the Panel, and a hearing was held on May 16, 2024, at which the Company requested sufficient time to complete the Business Combination with Bolt Threads, Inc. (“Bolt Threads”). On May 29, 2024, the Panel granted the Company’s request for an extension until September 16, 2024, which represents the full extent of the Panel’s discretion to grant continued listing while the Company is non-compliant with Nasdaq’s listing requirements (the “Nasdaq Deadline”). Failure to meet the terms of this exception will result in the Company’s immediate delist from Nasdaq.

Furthermore, there can be no assurance that the Company will be able to satisfy Nasdaq’s continued listing requirements and maintain compliance with other Nasdaq listing requirements.

The Company’s management identified an omission in the notes to the Company’s audited consolidated financial statements as of and for the year ended December 31, 2023, included in the Company’s Annual Report on Form 10-K, filed with the SEC on March 15, 2024 (the “Original Filing”). The Original Filing omitted certain information relating to the Company’s inadvertent disbursement of funds withdrawn from the Company’s trust account established in connection with the Company’s initial public offering (the “Trust Account”), which were restricted for payment of tax liabilities under the Company’s amended and restated certificate incorporation and the terms of the Company’s investment management trust agreement, dated March 16, 2021, for general corporate purposes.

As disclosed in the Form 10-K/A, the Withdrawn Trust Funds (as defined below) were held in the Company’s operating account that also holds funds deposited by the Sponsor to be used for general operating expenses. As a result, the Company mistakenly used $157,474 of the Withdrawn Trust Funds for payment of general operating expenses as of December 31, 2023. The disclosure of this inadvertent mistake was omitted from the Company’s quarterly reports on Form 10-Q for the quarters ending June 30, 2023 and September 30, 2023. The amounts deemed to have been used for operating expenses were $76,974 as of June 30, 2023 and $335,127 as of September 30, 2023. Management has determined that this use of the Withdrawn Trust Funds was not in accordance with the trust agreement.

First Extension

On March 15, 2023, the Company’s stockholders approved an amendment to its amended and restated certificate of incorporation (as amended, the “charter”) (the “Charter Amendment”). The Charter Amendment extended the date by which the Company has to consummate a business combination for an additional nine months, from March 19, 2023 (the “Termination Date”) to up to December 19, 2023 by electing to extend the date to consummate an initial business combination on a monthly basis for up to nine times by an additional one month each time after the Termination Date, until December 19, 2023 or a total of up to nine months after the Termination Date, or such earlier date as determined by the Company’s board of directors, unless the closing of the initial business combination shall have occurred, which is referred to as the “First Extension,” and such later date, the “First Extended Date”, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the trust account an amount determined by multiplying $0.03 by the number of public shares then outstanding, up to a maximum of $105,000 for each such one-month extension unless the closing of the Company’s initial business combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination.

In connection with the votes to approve the First Extension, the holders of 26,649,519 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.16 per share, for an aggregate redemption amount of $270,769,687, leaving $21,467,825 in the Trust Account.

On March 16, 2023, the Sponsor voluntarily converted the 7,047,500 shares of Class B common stock it held into 7,047,500 shares of Class A common stock in accordance with the Company’s charter (the “Conversion”). Following the implementation of the First Extension and the Conversion, the Company had 9,147,981 shares of Class A common stock outstanding and 140,000 shares of Class B common stock outstanding.

Second Extension

On December 12, 2023, the Company held a special meeting of stockholders (the “special meeting”) in which the stockholders approved the proposal to amend the Company’s Charter, to extend the date by which the Company has to consummate a business combination for an additional nine months from December 19, 2023 to September 19, 2024 by electing to extend the date to consummate an initial business combination on a monthly basis for up to nine times by an additional one month each time after the Termination Date, until September 19, 2024 or a total of up to nine months after the Termination Date, or such earlier date as determined by the Board, unless the closing of the Company’s initial business combination shall have occurred, which is referred to as the “Second Extension,” and such later date, the “Second Extended Date”, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account”) an amount determined by multiplying $0.02 by the number of public shares then outstanding, up to a maximum of $20,000 for each such one-month extension unless the closing of the Company’s initial business combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination (each, an “Extension Payment”).

In connection with the votes to approve the Second Extension, the holders of 1,522,544 shares of Class A common stock of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.71 per share, for an aggregate redemption amount of approximately $16.3 million, leaving approximately $6.2 million in the Trust Account.

As of June 30, 2024, sixteen extension payments were made for a total of $648,046, which extended the Termination Date to July 19, 2024. On July 18, 2024, the Company made an additional payment, which extended the Termination Date to August 19, 2024.

Proposed Business Combination

On October 4, 2023, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Beam Merger Sub, Inc., incorporated on September 19, 2023, a Delaware corporation and a direct, wholly-owned subsidiary of the Company (“Merger Sub”) and Bolt Threads, Inc., a Delaware corporation (“Bolt Threads”).

Pursuant to the Business Combination Agreement, the parties will consummate a business combination transaction pursuant to which Merger Sub will merge with and into Bolt Threads, with Bolt Threads surviving the merger as a wholly-owned subsidiary of the Company (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination” and the closing of the Business Combination, the “Closing”). In connection with the Closing, the Company will be renamed “Bolt Projects Holdings, Inc.” and is referred to herein as “the Post-Combination Company” as of the time following such change of name.

The proposed Business Combination is expected to be consummated after receipt of the required approvals by the stockholders of the Company and Bolt Threads and the satisfaction or waiver of certain other customary conditions.

The aggregate equity consideration to be paid to Bolt Threads’ stockholders and option holders in the Business Combination will be equal to the quotient of (i) $250,000,000 (the “Equity Value”) divided by (ii) $10.00.

The Business Combination Agreement provides that, in connection with the Closing, the Post-Combination Company, certain stockholders of Bolt Threads, the Sponsor and certain stockholders of the Company will enter into an amended and restated registration rights and lock-up agreement (the “Registration Rights and Lock-up Agreement”), pursuant to which the Post-Combination Company will agree to register for resale certain shares of common stock of the Post-Combination Company (“the Post-Combination Company common stock”) and other equity securities that are held by the parties thereto from time to time.

On June 10, 2024, the Company entered into Amendment No. 1 (the “Amendment”) to the Business Combination Agreement. Among other things, the Amendment extends the outside date of the Business Combination Agreement from July 4, 2024 to September 16, 2024.

Concurrently with the execution of the Business Combination Agreement, certain investors (the “PIPE Investors”), including the Sponsor, entered into subscription agreements (as amended, the “Subscription Agreements”) pursuant to which the PIPE Investors had committed to purchase in a private placement up to 2,734,433 shares of Class A common stock (the “PIPE Shares”) at a purchase price of $10.00 per share and an aggregate purchase price of up to $27,344,330 (the “PIPE Investment”). The purchase of the PIPE Shares is conditioned upon, among other things, the consummation of the Business Combination and will be consummated immediately prior to or substantially concurrently with the Closing. The shares of Class A common stock to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act and will be issued in reliance on the availability of an exemption from such registration. On February 28, 2024, the PIPE Investors entered into amendments to the Subscription Agreements which reduced their aggregate commitment to purchase PIPE Shares to 2,287,464 at a purchase price of $10.00 per share, for an aggregate PIPE Investment of up to $22,874,640.

Pursuant to the PIPE Subscription Agreement executed by the Sponsor, the Sponsor had agreed to purchase 656,499 shares of Class A common stock at a purchase price of $10.00 per share for an aggregate purchase price of $6,564,990. However, the number of subscribed shares to be purchased thereunder by the Sponsor would be reduced by the number of shares of Class A common stock that have not been elected for redemption as of the expiration of the redemption period related to the Closing and that are held by certain individuals mutually agreed upon by the Company and Bolt Threads at any time from the date of the execution of the agreement up to immediately prior to the expiration of such redemption period.

On June 10, 2024, the Company entered into Amendment No. 2 (the “SA Amendment No. 2”) to the Subscription Agreement. In connection with the execution of the SA Amendment No. 2, Bolt Threads, the subscribers, and certain other parties entered into a letter agreement to, among other things, amend the Note Purchase Agreement dated October 4, 2023 (as amended, the “Note Purchase Agreement”), by and between Bolt Threads, the subscribers and certain other parties thereto, in connection with the issuance of the additional convertible promissory notes by Bolt Threads pursuant to the Note Purchase Agreement (the “Bridge III Notes”). The SA Amendment No. 2 provides that the purchase price payable by each subscriber at Closing (as defined in the Subscription Agreements) under the applicable Subscription Agreement shall be reduced by an amount equal to the purchase price paid by such subscribers for such subscriber’s Bridge III Note, if any, with a corresponding reduction in the number of subscribed shares to be purchased by such subscriber under the applicable Subscription Agreement. The SA Amendment No. 2 also extends the outside date for the Subscription Agreement from July 4, 2024 to September 16, 2024.

As a result of the amendments described above, pursuant to the Subscription Agreements, the PIPE investors have agreed to purchase at Closing an aggregate of up to 763,144 PIPE Shares. The Sponsor has agreed to purchase up to 240,000 of the PIPE Shares and current securityholders of Bolt Threads have agreed to purchase 523,144 of the PIPE Shares. The Sponsor has committed to purchase $2,400,000 in additional convertible notes as provided in the Subscription Agreement, and any such amount of additional convertible notes purchased by the Sponsor will reduce on a dollar-for-dollar basis the amount the Sponsor is committed to invest pursuant to its Subscription Agreement by purchasing PIPE Shares. To the extent the Sponsor does not purchase all such convertible notes prior to the Sponsor Note Deadline (as defined in the Subscription Agreement) and is still obligated to purchase any PIPE Shares pursuant to its Subscription Agreement, the number of PIPE Shares to be purchased by the Sponsor will be reduced by the number of shares of Class A common stock that have not been elected for redemption as of the expiration of the redemption period related to the Closing and that are held by certain individuals mutually agreed upon by the Company and Bolt Threads at any time up to immediately prior to the expiration of such redemption period.

In connection with the execution of the Business Combination Agreement, the Company entered into a sponsor support agreement (the “Sponsor Support Agreement”) with the Sponsor and Bolt Threads. Pursuant to the Sponsor Support Agreement, the Sponsor has, among other things, agreed to vote all of its shares of the Company’s capital stock in favor of the approval of the Transactions. In addition, the Sponsor had agreed that 1,437,500 shares of the Post-Combination Company common stock issued in connection with the IPO (the “Sponsor Shares”) would be unvested and subject to forfeiture as of the Closing and would only vest if, during the five year period following the Closing, (i) the volume weighted average price of the Post-Combination Company common stock equals or exceeds $12.50 (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any twenty trading days within a period of thirty consecutive trading days or (ii) there is a change of control of the Company. Any Sponsor Shares that remained unvested after the fifth anniversary of the Closing would have been forfeited. The Sponsor Support Agreement will terminate upon the earliest of (i) the effective time of the Merger, (ii) the termination of the Business Combination Agreement if the Closing does not occur, and (iii) the written agreement of the parties terminating the Sponsor Support Agreement. On June 10, 2024, the Company entered into Amendment No. 1 (the “SSA Amendment”) to the Sponsor Support Agreement to remove the provisions subjecting the Sponsor Earn-Out Shares (as defined in the Sponsor Support Agreement) to vesting and forfeiture conditions.

In connection with the execution of the Business Combination Agreement, the Company entered into a support agreement (the “Stockholder Support Agreement”) with Bolt Threads and certain stockholders of Bolt Threads pursuant to which such stockholders have, among other things, agreed to vote to adopt and approve, upon the registration statement on Form S-4 being declared effective, the Business Combination Agreement and all other documents and transactions contemplated thereby and to subject their shares to certain transfer restrictions. The Stockholder Support Agreement will terminate upon the earliest of (i) the effective time of the Merger, (ii) the termination of the Business Combination Agreement if the Closing does not occur, and (iii) the written agreement of the parties terminating the Stockholder Support Agreement.

On April 18, 2024, May 18, 2024, June 18, 2024 and July 18, 2024 additional extension payments of $11,559 each time were made, which extended the Termination Date to August 19, 2024.

On February 2, 2024, the Company entered into an agreement with BTIG and Bolt Threads to modify the deferred underwriting fees conditioned upon the closing of the Bolt Threads Agreement. The agreement states that $500,000 will be deposited and held in the Trust Account and payable in cash directly from the Trust Account, without accrued interest, to BTIG for its own account upon consummation of the Company’s initial Business Combination. Additionally, upon consummation of the Company’s initial Business Combination, BTIG will receive shares of post-combination company common stock equivalent to the greater of: (i) 500,000 shares of post-combination company common stock, or (ii) the number of shares calculated by dividing (x) $5,000,000 by (y) the VWAP of the post-combination company common stock over the three trading days immediately preceding the initial filing of the resale registration statement, provided that clause (y) will not be less than $8.00. The deferred fee will become payable to the underwriters solely in the event that we complete the Business Combination, subject to the terms of the underwriting agreement, as amended. Upon a successful Business Combination with Bolt Threads, the Company will recognize a reduction in the value of its deferred underwriting fee equal to the $500,000 which is payable in cash and the fair value of the shares transferred as of the date of the agreement.

Going Concern

As of June 30, 2024, the Company had cash of $28,657 and working capital deficit of $6,959,912. The Company intends to use the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, and structure, negotiate and complete a Business Combination.

For the period ended June 30, 2024, the Company withdrew an aggregate of approximately $40,000 from the Trust Account that was used for Delaware franchise tax.

The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account. These conditions raise substantial doubt about the Company’s ability to continue as a going concern one year from the date that these unaudited consolidated financial statements are issued.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to raise additional funds to alleviate liquidity needs as well as complete a Business Combination by the Extended Date, then the Company will cease all operations except for the purpose of liquidating. The possible liquidity issues as the Company continues to incur costs and the date for mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to consummate a business combination prior to the Extended Date. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after September 19, 2024, following monthly extension payments.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Golden Arrow Merger Corp. (the “Company”) is a blank check company incorporated in Delaware on December 31, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

On October 4, 2023, Beam Merger Sub, Inc. (“Merger Sub I”), a Delaware corporation and a wholly owned subsidiary of the Company, was formed. As of December 31, 2023 there has been no activity for Merger Sub I.

As of December 31, 2023, the Company had not commenced any operations. All activity through December 31, 2023 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on March 16, 2021. On March 19, 2021, the Company consummated the Initial Public Offering of 25,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $250,000,000 which is described in Note 3. On May 6, 2021, the Company sold 3,750,000 additional Units (the “Additional Units”) at $10.00 per Additional Unit, generating additional gross proceeds of $37,500,000, which is also described in Note 3. The Additional Units were identical to the Units sold pursuant to the Initial Public Offering.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,500,000 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Golden Arrow Sponsor, LLC (the “Sponsor”), generating gross proceeds of $6,750,000, which is described in Note 4.

Transaction costs amounted to $16,309,469, consisting of $5,750,000 in cash underwriting fees, $10,062,500 of deferred underwriting fees and $496,969 of other offering costs.

Following the closing of the Initial Public Offering on March 19, 2021, an amount of $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), located in the United States and will be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding any deferred underwriting fees and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will only proceed with a Business Combination if when the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Certificate of Incorporation will provide that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to the Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemptions in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to stockholders’ rights or pre-business combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until September 19, 2024 (the “Extended Date”) to complete a Business Combination (the “Combination Period”). If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

First Extension

On March 15, 2023, the Company’s stockholders approved an amendment to its amended and restated certificate of incorporation (as amended, the “charter”) (the “Charter Amendment”). The Charter Amendment extended the date by which the Company has to consummate a business combination for an additional nine months, from March 19, 2023 (the “Termination Date”) to up to December 19, 2023 by electing to extend the date to consummate an initial business combination on a monthly basis for up to nine times by an additional one month each time after the Termination Date, until December 19, 2023 or a total of up to nine months after the Termination Date, or such earlier date as determined by the Company’s board of directors, unless the closing of the initial business combination shall have occurred, which is referred to as the “Extension,” and such later date, the “Extended Date”, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the trust account an amount determined by multiplying $0.03 by the number of public shares then outstanding, up to a maximum of $105,000 for each such one-month extension unless the closing of the Company’s initial business combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination.

In connection with the votes to approve the Extension, the holders of 26,649,519 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.16 per share, for an aggregate redemption amount of $270,769,687, leaving $21,467,825 in the Trust Account.

On March 16, 2023, the Sponsor voluntarily converted the 7,047,500 shares of Class B common stock it held into 7,047,500 shares of Class A common stock in accordance with the Company’s charter (the “Conversion”). Following the implementation of the Extension and the Conversion, the Company had 9,147,981 shares of Class A common stock outstanding and 140,000 shares of Class B common stock outstanding.

Second Extension

On December 12, 2023, the Company held a special meeting of stockholders (the “special meeting”) in which the stockholders approved the proposal to amend the Company’s Charter, to extend the date by which the Company has to consummate a business combination for an additional nine months from December 19, 2023 to September 19, 2024 by electing to extend the date to consummate an initial business combination on a monthly basis for up to nine times by an additional one month each time after the Termination Date, until September 19, 2024 or a total of up to nine months after the Termination Date, or such earlier date as determined by the board of directors (the “Board”), unless the closing of the Company’s initial business combination shall have occurred, which is referred to as the “Extension,” and such later date, the “Extended Date”, provided that the Sponsor (or its affiliates or permitted designees) will deposit into a trust account established for the benefit of the Company’s public stockholders (the “trust account”) an amount determined by multiplying $0.02 by the number of public shares then outstanding, up to a maximum of $20,000 for each such one-month extension unless the closing of the Company’s initial business combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination (each, an “Extension Payment”).

In connection with the votes to approve the Extension, the holders of 1,522,544 shares of Class A common stock of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.71 per share, for an aggregate redemption amount of approximately $16.3 million, leaving approximately $6.2 million in the trust account.

As of December 31, 2023, ten extension payments were made for a total of $578,694. On January 18, 2024 and February 18, 2024, additional extension payments of $11,559 were made which extended the Termination Date to March 19, 2024.

Proposed Business Combination

On October 4, 2023, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Beam Merger Sub, Inc., incorporated on September 19, 2023, a Delaware corporation and a direct, wholly owned subsidiary of the Company (“Merger Sub”) and Bolt Threads, Inc., a Delaware corporation (“Bolt Threads”).

Pursuant to the Business Combination Agreement, the parties will consummate a business combination transaction pursuant to which Merger Sub will merge with and into Bolt Threads, with Bolt Threads surviving the merger as a wholly-owned subsidiary of the Company (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination” and the closing of the Business Combination, the “Closing”). In connection with the Closing, the Company will be renamed “Bolt Projects Holdings, Inc.” and is referred to herein as “the Post-Combination Company” as of the time following such change of name.

The proposed Business Combination is expected to be consummated after receipt of the required approvals by the stockholders of the Company and Bolt Threads and the satisfaction or waiver of certain other customary conditions.

The aggregate equity consideration to be paid to Bolt Threads’ stockholders and option holders in the Business Combination will be equal to the quotient of (i) $250,000,000 (the “Equity Value”) divided by (ii) $10.00.

The Business Combination Agreement provides that, in connection with the Closing, the Post-Combination Company, certain stockholders of Bolt Threads, the Sponsor and certain stockholders of the Company will enter into an amended and restated registration rights and lock-up agreement (the “Registration Rights and Lock-up Agreement”), pursuant to which the Post-Combination Company will agree to register for resale certain shares of common stock of the Post-Combination Company (“the Post-Combination Company common stock”) and other equity securities that are held by the parties thereto from time to time.

Concurrently with the execution of the Business Combination Agreement, certain investors (the “PIPE Investors”), including the Sponsor, entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors have committed to purchase in a private placement up to 2,734,433 shares of Class A Common Stock (the “PIPE Shares”) at a purchase price of $10.00 per share and an aggregate purchase price of up to $27,344,330 (the “PIPE Investment”). The purchase of the PIPE Shares is conditioned upon, among other things, the consummation of the Business Combination and will be consummated immediately prior to or substantially concurrently with the Closing. The shares of Class A Common Stock to be issued pursuant to the PIPE Subscription Agreements have not been registered under the Securities Act, and will be issued in reliance on the availability of an exemption from such registration. On February 28, 2024, the PIPE Investors entered into amendments to the PIPE Subscription Agreements which reduced their aggregate commitment to purchase PIPE Shares to 2,287,464 at a purchase price of $10.00 per share, for an aggregate PIPE Investment of up to $22,874,640.

Pursuant to the PIPE Subscription Agreement executed by the Sponsor, the Sponsor has agreed to purchase 656,499 shares of Class A common stock at a purchase price of $10.00 per share for an aggregate purchase price of $6,564,990. However, the number of subscribed shares to be purchased thereunder by the Sponsor will be reduced by the number of shares of Class A common stock that have not been elected for redemption as of the expiration of the redemption period related to the Closing and that are held by certain individuals mutually agreed upon by the Company and Bolt Threads at any time from the date of the execution of the agreement up to immediately prior to the expiration of such redemption period.

In connection with the execution of the Business Combination Agreement, the Company entered into a sponsor support agreement (the “Sponsor Support Agreement”) with the Sponsor and Bolt Threads. Pursuant to the Sponsor Support Agreement, the Sponsor has, among other things, agreed to vote all of its shares of the Company’s capital stock in favor of the approval of the Transactions. In addition, the Sponsor has agreed that 1,437,500 shares of the Post-Combination Company common stock issued in connection with the IPO (the “Sponsor Shares”) will be unvested and subject to forfeiture as of the Closing and will only vest if, during the five year period following the Closing, (i) the volume weighted average price of the Post-Combination Company common stock equals or exceeds $12.50 (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any twenty trading days within a period of thirty consecutive trading days or (ii) there is a change of control of the Company. Any Sponsor Shares that remain unvested after the fifth anniversary of the Closing will be forfeited. The Sponsor Support Agreement will terminate upon the earliest of (i) the effective time of the Merger, (ii) the termination of the Business Combination Agreement if the Closing does not occur, and (iii) the written agreement of the parties terminating the Sponsor Support Agreement.

In connection with the execution of the Business Combination Agreement, the Company entered into a support agreement (the “Stockholder Support Agreement”) with Bolt Threads and certain stockholders of Bolt Threads pursuant to which such stockholders have, among other things, agreed to vote to adopt and approve, upon the registration statement on Form S-4 being declared effective, the Business Combination Agreement and all other documents and transactions contemplated thereby and to subject their shares to certain transfer restrictions. The Stockholder Support Agreement will terminate upon the earliest of (i) the effective time of the Merger, (ii) the termination of the Business Combination Agreement if the Closing does not occur, and (iii) the written agreement of the parties terminating the Stockholder Support Agreement.

Going Concern

As of December 31, 2023, the Company had cash of $306,034 and working capital deficit of $6,063,520. The Company intends to use the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, and structure, negotiate and complete a Business Combination.

As of December 31, 2023, the Company withdrew an aggregate of approximately $289 million from the Trust Account to be used for redemption payments in connection with the Extensions, Delaware franchise tax, and income tax obligations (the “Withdrawn Trust Funds”).

The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account. These conditions raise substantial doubt about the Company’s ability to continue as a going concern one year from the date that these consolidated financial statements are issued.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to raise additional funds to alleviate liquidity needs as well as complete a Business Combination by the Extended Date, then the Company will cease all operations except for the purpose of liquidating. The possible liquidity issues as the Company continues to incur costs and the date for mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to consummate a business combination prior to the Extended Date. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after September 19, 2024, following monthly extension payments.